Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		45 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014
Income Statement [Abstract]
Revenue				$ 1,800	$ 35,920
Cost of Revenue				1,195	3,090
Gross Profits				605	32,830
Operating Expenses
General and administrative expenses	286	(276)	855	(1,858)	(38,296)
Total Operating Expenses	286	(276)	855	(1,858)	(38,296)
Income (loss) from Operation	(286)	(276)	(855)	(1,253)	(5,466)
Interests income (expenses)	37	46	117	137	737
Income before income taxes	(249)	(230)	(738)	(1,116)	(4,729)
Provision for income taxes					(35)
Net income	$ (249)	$ (230)	$ (738)	$ (1,116)	$ (4,764)
Net earning per share
Basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average shares outstanding:
Basic and diluted	1,108,596	1,108,596	1,108,596	1,108,596	1,108,596